November 1, 2022
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Jefferson National Life Insurance Company of New York
Registration Statements filed on Form N-4
Jefferson National Life of New York Annuity Account 1
Monument Advisor NY	333-198590
Monument Advisor Select NY
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-8782 with any questions regarding this filing.
Very truly yours,
JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
AVP, Associate General Counsel
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies